DSI163D

                       STATEMENT OF ADDITIONAL INFORMATION

                                October 16, 1995

                            DEVCAP SHARED RETURN FUND



Table of Contents                                                      Page

The Trust.............................................................   2

Investment Objective, Policies and Restrictions.......................   2

Performance Information...............................................   9

Determination of Net Asset Value; Valuation of Portfolio Securities...  10

Management of the Trust and the Portfolio.............................  11

Independent Auditors..................................................  19

Taxation..............................................................  19

Portfolio Transactions and Brokerage Commissions......................  21

Description of Shares, Voting Rights and Liabilities..................  23

Financial Statements..................................................  25

DEVCAP TRUST
6 St. James Avenue, Boston, Massachusetts 02116
(800) 371-2655

         This Statement of Additional Information sets forth information which may be of interest to investors but which is not necessarily included in the Prospectus dated October 16, 1995, as amended from time to time, for DEVCAP Shared Return Fund. This Statement of Additional Information should be read in conjunction with the Prospectus, a copy of which may be obtained by an investor without charge by contacting Signature Broker-Dealer Services, Inc., the Fund's distributor, at (617) 423-0800.

         This Statement of Additional Information is NOT a prospectus and is authorized for distribution to prospective investors only if preceded or accompanied by an effective prospectus and should be read only in conjunction with such prospectus.


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                                    THE TRUST

         DEVCAP Trust (the "Trust") was organized as a business trust under the laws of the Commonwealth of Massachusetts, with DEVCAP Shared Return Fund (the "Fund") established as a separate series of the Trust, on June 29, 1995. The Fund is a no-load diversified open-end management investment company. The Trust offers to buy back (redeem) shares of the Fund from its shareholders at any time at net asset value. References in this Statement of Additional Information to the "Prospectus" are to the current Prospectus of the Fund, as amended or supplemented from time to time.

         Signature Broker-Dealer Services, Inc. ("Signature"), the Fund's administrator (the "Administrator"), supervises the overall administration of the Fund. The Board of Trustees provides broad supervision over the affairs of the Fund. Shares of the Fund are continuously sold by Signature, the Fund's distributor (the "Distributor"). The minimum initial investment is $1,000, except that the minimum initial investment when selecting the Automatic Investment Plan is $500. An investor should obtain from the Distributor, and should read in conjunction with the Prospectus, the materials describing the procedures under which Fund shares may be purchased and redeemed.

         The Fund seeks to achieve its investment objective by investing all of its assets in the Domini Social Index Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Fund. Kinder, Lydenberg, Domini & Co., Inc. ("KLD") is the Portfolio's investment adviser (the "Adviser"). Mellon Equity Associates ("Mellon Equity") is the Portfolio's investment manager (the "Manager"). The Adviser determines the composition of the Domini Social IndexSM. The Manager manages the investments of the Portfolio from day to day in accordance with the Portfolio's investment objective and policies. "DominiSM" and "Domini Social IndexSM" are service marks of Kinder, Lydenberg, Domini & Co., Inc.

                 INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS

                              Investment Objective

         The investment objective of the Fund is to provide its shareholders with long-term total return (reflecting both dividend and price performance of the Fund) which corresponds to the performance of the Domini Social Index (sometimes referred to herein as the "Index"). There can, of course, be no assurance that the Fund will achieve its investment objective. The investment objective of the Fund may be changed without approval by the Fund's shareholders.

                               Investment Policies

         The Fund seeks to achieve its investment objective by investing all its assets in the Portfolio, which has the same investment objective as the Fund. The Fund may withdraw its investment in the Portfolio at any time if the Board of Trustees of the Fund determines that it is in the best interests of the Fund to do so. Upon any such withdrawal, the Board of Trustees would consider what action might be taken, including the investment of all the investable assets of

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the Fund in another pooled investment entity having the same investment objective as the Fund, or the retaining of an investment adviser to manage the Fund's assets in accordance with the investment policies described below with respect to the Portfolio. The approval of the Fund's shareholders would not be required to change any of the Fund's investment policies.

         The following supplements the information concerning the Portfolio's investment policies contained in the Prospectus and should only be read in conjunction therewith.

         A company which is not included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500") may be included in the Domini Social Index primarily in order to afford representation to an industrial sector which would otherwise be under-represented in the Index. Because of the social criteria applied in the selection of stocks comprising the Domini Social Index, industry sector weighting in the Domini Social Index may vary materially from the industry weightings in other stock indices, including the S&P 500.

         The Portfolio does not purchase securities which the Portfolio believes, at the time of purchase, will be subject to exchange controls or foreign withholding taxes; however, there can be no assurance that such laws may not become applicable to certain of the Portfolio's investments. In the event unforeseen exchange controls or foreign withholding taxes are imposed with respect to any of the Portfolio's investments, the effect may be to reduce the income received by the Portfolio on such investments.

         Although neither the Fund nor the Portfolio has any current intention to do so, the Fund and the Portfolio may invest in securities which may be resold pursuant to Rule 144A under the Securities Act of 1933.

         It is a fundamental policy of the Portfolio and the Fund that neither the Portfolio nor the Fund may invest more than 25% of the total assets of the Portfolio or the Fund, respectively, in any one industry, although the Fund will invest all of its assets in the Portfolio, and the Portfolio may and would invest more than 25% of its assets in an industry if stocks in that industry were to comprise more than 25% of the Domini Social Index. Based on the current composition of the Index, this is considered highly unlikely. If the Portfolio were to concentrate its investments in a single industry, the Portfolio and the Fund would be more susceptible to any single economic, political or regulatory occurrence than would be another investment company which was not so concentrated.

         Loans of Securities: The Portfolio may lend its securities to brokers, dealers and financial institutions, provided that (1) the loan is secured continuously by collateral, consisting of U.S. Government securities or cash or letters of credit, which is marked to the market daily to ensure that each loan is fully collateralized at all times; (2) the Portfolio may at any time call the loan and obtain the return of the securities loaned within five business days;
(3) the Portfolio will receive any interest or dividends paid on the securities loaned; and (4) the aggregate market value of securities loaned will not at any time exceed 30% of the total assets of the Portfolio.


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         The Portfolio will earn income for lending its securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

         In connection with lending securities, the Portfolio may pay reasonable finders, administrative and custodial fees. No such fees will be paid to any person if it or any of its affiliates is affiliated with the Portfolio, the Adviser or the Manager.

         Although the Portfolio reserves the right to lend its securities, it has no current intention of doing so in the foreseeable future.

         Risk Factors Involved in Option Contracts: Although it has no current intention to do so, the Portfolio may in the future enter into certain transactions in stock options for the purpose of hedging against possible increases in the value of securities which are expected to be purchased by the Portfolio or possible declines in the value of securities which are expected to be sold by the Portfolio. Generally, the Portfolio would only enter into such transactions on a short-term basis pending readjustment of its holdings of underlying stocks.

         The purchase of an option on an equity security provides the holder with the right, but not the obligation, to purchase the underlying security, in the case of a call option, or to sell the underlying security, in the case of a put option, for a fixed price at any time up to a stated expiration date. The holder is required to pay a non-refundable premium, which represents the purchase price of the option. The holder of an option can lose the entire amount of the premium, plus related transaction costs, but not more. Upon exercise of the option, the holder is required to pay the purchase price of the underlying security in the case of a call option, or deliver the security in return for the purchase price in the case of a put option.

         Prior to exercise or expiration, an option position may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the exchange on which the position was originally established. While the Portfolio would establish an option position only if there appears to be a liquid secondary market therefor, there can be no assurance that such a market will exist for any particular option contract at any specific time. In that event, it may not be possible to close out a position held by the Portfolio, and the Portfolio could be required to purchase or sell the instrument underlying an option, make or receive a cash settlement or meet ongoing variation margin requirements. The inability to close out option positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio.

         Each exchange on which option contracts are traded has established a number of limitations governing the maximum number of positions which may be held by a trader, whether acting alone or in concert with others. The Adviser does not believe that these trading and position limits would have an adverse impact on the possible use of hedging strategies by the Portfolio.



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         The approval of the Fund and of the other investors in the Portfolio is not required to change the investment objective or any of the investment policies discussed above, including those concerning security transactions.

                             Investment Restrictions

         The Trust (on behalf of the Fund) and the Portfolio have each adopted the following policies which may not be changed without approval by holders of a "majority of the outstanding shares" of the Fund or the Portfolio, respectively, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67% or more of the outstanding "voting securities" of the Fund or the Portfolio, respectively, present at a meeting, if the holders of more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively, are present or represented by proxy, or (ii) more than 50% of the outstanding "voting securities" of the Fund or the Portfolio, respectively. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940, as amended (the "1940 Act"). Whenever the Trust is requested to vote on a change in the investment restrictions of the Portfolio, the Trust will hold a meeting of the shareholders of the Fund and will cast its vote as instructed by the Fund's shareholders.

         Neither the Fund nor the Portfolio may:

         (1) borrow money, except that as a temporary measure for extraordinary or emergency purposes either the Fund or the Portfolio may borrow an amount not to exceed 1/3 of the current value of the net assets of the Fund or the Portfolio, respectively, including the amount borrowed (moreover, neither the Fund nor the Portfolio may purchase any securities at any time at which borrowings exceed 5% of the total assets of the Fund or the Portfolio, respectively, taken in each case at market value) (it is intended that the Portfolio would borrow money only from banks and only to accommodate requests for the withdrawal of all or a portion of a beneficial interest in the Portfolio while effecting an orderly liquidation of securities); for additional related restrictions, see clause (i) under the caption "Non-Fundamental State and Federal Restrictions" below;

         (2) purchase any security or evidence of interest therein on margin, except that either the Fund or the Portfolio may obtain such short-term credit as may be necessary for the clearance of purchases and sales of securities and except that either the Fund or the Portfolio may make deposits of initial deposit and variation margin in connection with the purchase, ownership, holding or sale of options;

         (3) write any put or call option or any combination thereof, provided that this shall not prevent (i) the purchase, ownership, holding or sale of warrants where the grantor of the warrants is the issuer of the underlying securities, or (ii) the purchase, ownership, holding or sale of options on securities;

         (4) underwrite securities issued by other persons, except that the Fund may invest all or any portion of its assets in the Portfolio and except insofar as either the Fund or the Portfolio may technically be deemed an underwriter under the Securities Act of 1933 in selling a security;

                                                         5

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         (5) make loans to other persons except (a) through the lending of securities held by either the Fund or the Portfolio and provided that any such loans not exceed 30% of its total assets (taken in each case at market value), or (b) through the use of repurchase agreements or the purchase of short-term obligations and provided that not more than 10% of its net assets will be invested in repurchase agreements maturing in more than seven days; for additional related restrictions, see paragraph (6) immediately following;

         (6) invest in securities which are subject to legal or contractual restrictions on resale (other than repurchase agreements maturing in not more than seven days and other than securities which may be resold pursuant to Rule 144A under the Securities Act of 1933 if the Board of Trustees determines that a liquid market exists for such securities) if, as a result thereof, more than 10% of its net assets (taken at market value) would be so invested (including repurchase agreements maturing in more than seven days), except that the Fund may invest all or any portion of its assets in the Portfolio;

         (7) purchase or sell real estate (including limited partnership interests but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts in the ordinary course of business (the Fund and Portfolio reserve the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities by the Fund or the Portfolio);

         (8) make short sales of securities or maintain a short position, unless at all times when a short position is open the Fund or the Portfolio, as applicable, owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short, and unless not more than 5% of the Fund's or the Portfolio's, as applicable, net assets (taken in each case at market value) is held as collateral for such sales at any one time (it is the present intention of the Portfolio and the Fund to make such sales only for the purpose of deferring realization of gain or loss for federal income tax purposes);

         (9) issue any senior security (as that term is defined in the 1940 Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, except as appropriate to evidence a debt incurred without violating paragraph (1) above;

         (10) as to 75% of its assets, purchase securities of any issuer if such purchase at the time thereof would cause more than 5% of the Portfolio's or the Fund's, as applicable, assets (taken at market value) to be invested in the securities of such issuer (other than securities or obligations issued or guaranteed by the United States or any agency or instrumentality of the United States), except that for purposes of this restriction the issuer of an option shall not be deemed to be the issuer of the security or securities underlying such contract and except that the Fund may invest all or any portion of its assets in the Portfolio; or

         (11) invest more than 25% of its assets in any one industry unless the stocks in a single industry were to comprise more than 25% of the Domini Social

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Index, in which case the Portfolio or the Fund, as applicable, will invest more than 25% of its assets in that industry, and except that the Fund may invest all of its assets in the Portfolio.

         Non-Fundamental State and Federal Restrictions: In order to comply with certain state and federal statutes and regulatory policies, neither the Fund nor the Portfolio will as a matter of operating policy:

(i) borrow money for any purpose in excess of 10% of the total assets of the Fund or the Portfolio, respectively (taken in each case at cost) (moreover, neither the Fund nor the Portfolio will purchase any securities at any time at which borrowings exceed 5% of its total assets (taken at market value)),

(ii) pledge, mortgage or hypothecate for any purpose in excess of 10% of the net assets of the Fund or the Portfolio, respectively (taken in each case at market value), provided that collateral arrangements with respect to options, including deposits of initial deposit and variation margin, are not considered a pledge of assets for purposes of this restriction,

(iii) sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold, and provided that if such right is conditional the sale is made upon the same conditions,

(iv) invest for the purpose of exercising control or management, except that all of the assets of the Fund may be invested in the Portfolio,

(v) purchase securities issued by any registered investment company, except that the Fund may invest all its assets in the Portfolio and except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that (except for the Fund's investment in the Portfolio) the Fund and the Portfolio will not purchase the securities of any registered investment company if such purchase at the time thereof would cause more than 10% of the total assets of the Fund or the Portfolio, respectively (taken at the greater of cost or market value) to be invested in the securities of such issuers or would cause more than 3% of the outstanding voting securities of any such issuer to be held by the Fund or the Portfolio, respectively; and provided, further, that (except for the Fund's investment in the Portfolio) the Fund and the Portfolio shall not purchase securities issued by any open-end investment company,

(vi) invest more than 15% of the net assets of the Fund or the Portfolio, respectively (taken at the greater of cost or market value) in securities that are illiquid or not readily marketable (defined as

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          a security that cannot be sold in the ordinary course of
          business within seven days at approximately the value at which the Fund or the Portfolio, respectively, has valued the security),

(vii) invest more than 10% of the net assets of the Fund or the Portfolio, respectively (taken at the greater of cost or market value) in securities that are restricted as to resale by the Securities Act of 1933 (including Rule 144A securities),

(viii) invest more than 5% of the net assets of the Fund or the Portfolio respectively (taken at the greater of cost or market value) in securities that are issued by issuers which (including the period of operation of any predecessor company or unconditional guarantor of such issuer) have been in operation less than three years (including predecessors),

(ix) purchase securities of any issuer if such purchase at the time thereof would cause it to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that option contracts shall not be subject to this restriction, and except that the Fund may invest all or any portion of its assets in the Portfolio,

(x) purchase or retain any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Fund or the Portfolio, as the case may be, or is an officer or director of the Adviser or the Manager, if after the purchase of the securities of such issuer by the Fund or the Portfolio, as the case may be, one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value, except that the Fund may invest all or any portion of its assets in the Portfolio,

(xi) invest more than 5% of the Fund's or the Portfolio's net assets in warrants (valued at the lower of cost or market), but not more than 2% of the Fund's or the Portfolio's net assets may be invested in warrants not listed on the New York Stock Exchange Inc. ("NYSE") or the American Stock Exchange, or

(xii) make short sales of securities or maintain a short position, unless at all times when a short position is open, the Fund or the Portfolio owns an equal amount of such securities or securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue and equal in amount to the securities sold short, and unless not more than 10% of the Fund's or the Portfolio's, respectively, net assets (taken at market value) is represented by such securities, or securities convertible into or exchangeable for such securities, at any one time (neither

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          the Fund nor the Portfolio has any current intention to engage in short selling).

        Restrictions (i) through (xii) are not fundamental and may be changed with respect to the Fund by the Trust without approval by the Fund's shareholders or with respect to the Portfolio by the Portfolio without the approval of the Fund or its other investors. The Fund will comply with the state securities laws and regulations of all states in which it is registered. The Portfolio will comply with the applicable investment limitations found in the state securities laws and regulations of all states in which the Fund is registered.

        Percentage Restrictions: If a percentage restriction or rating restriction on investment or utilization of assets set forth above or referred to in the Prospectus is adhered to at the time an investment is made or assets are so utilized, a later change in percentage resulting from changes in the value of the securities held by the Fund or the Portfolio or a later change in the rating of a security held by the Fund or the Portfolio will not be considered a violation of policy; provided that if at any time the ratio of borrowings of the Fund to the net asset value of the Fund exceeds the ratio permitted by Section 18(f) of the 1940 Act, the Fund will take the corrective action required by Section 18(f).

                             PERFORMANCE INFORMATION

        The Fund will calculate its total rate of return for any period by (a) dividing (i) the sum of the net asset value per share on the last day of the period and the net asset value per share on the last day of the period of shares purchasable with dividends and capital gains declared during such period with respect to a share held at the beginning of such period and with respect to shares purchased with such dividends and capital gains distributions, by (ii) the public offering price per share (i.e., net asset value) on the first day of such period, and (b) subtracting 1 from the result. Any annualized total rate of return quotation will be calculated by (x) adding 1 to the period total rate of return quotation calculated above, (y) raising such sum to a power which is equal to 365 divided by the number of days in such period, and (z) subtracting 1 from the result.

        Any current "yield" quotation of the Fund shall consist of an annualized historical yield, carried at least to the nearest hundredth of one percent, based on a thirty calendar day period and shall be calculated by (a) raising to the sixth power the sum of 1 plus the quotient obtained by dividing the Fund's net investment income earned during the period by the product of the average daily number of shares outstanding during the period that were entitled to receive dividends and the maximum offering price per share on the last day of the period, (b) subtracting 1 from the result, and (c) multiplying the result by 2.

        Total rate of return and yield information with respect to the Domini Social Index will be computed in the same fashion as set forth above with respect to the Fund, except that for purposes of this computation an investment will be assumed to have been made in a portfolio consisting of all of the stocks comprising the Domini Social Index weighted in accordance with the weightings of the stocks comprising the Index. Performance information with respect to the Domini Social

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Index will not take into account brokerage commission and other transaction costs which will be incurred by the Portfolio.

        Historical performance information for any period or portion thereof prior to the establishment of the Fund will be that of the Portfolio, adjusted to assume that all charges, expenses and fees of the Fund and the Portfolio which are presently in effect were deducted during such periods, as permitted by applicable SEC staff interpretations. The table that follows sets forth historical return information for the periods indicated:

Period Ended:   7/31/95

Average Annual Total Return --

1 Year:   24.26%
Commencement of Operations* to Period End:   8.70%
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* Domini Social Index Portfolio commenced operations on August 10, 1990.

                        DETERMINATION OF NET ASSET VALUE;
                        VALUATION OF PORTFOLIO SECURITIES

        The net asset value of each share of the Fund is determined each day on which the NYSE is open for trading ("Fund Business Day"). (As of the date of this Statement of Additional Information, the NYSE is open for trading every weekday except for the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). This determination of net asset value of shares of the Fund is made once during each such day as of the close of the NYSE by dividing the value of the Fund's net assets (i.e., the value of its investment in the Portfolio and any other assets less its liabilities, including expenses payable or accrued) by the number of shares outstanding at the time the determination is made. Purchases and redemptions will be effected at the time of determination of net asset value next following the receipt of any purchase or redemption order deemed to be in good order. See "Purchases and Redemptions of Shares" in the Prospectus.

        The value of the Portfolio's net assets (i.e., the value of its securities and other assets less its liabilities, including expenses payable or accrued) is determined at the same time and on the same day as the Fund determines its net asset value per share. The net asset value of the Fund's investment in the Portfolio is equal to the Fund's pro rata share of the total investment of the Fund and of other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities. Equity securities held by the Portfolio are valued at the last sale price on the exchange on which they are primarily traded or on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities in which there were no sales during the day or for unlisted securities not reported on the NASDAQ system. If the Portfolio purchases option contracts, such option contracts which are traded on commodities or securities exchanges are normally valued at the settlement price on the exchange on which they are traded. Short-term obligations with remaining maturities of less than sixty days are valued at amortized cost, which constitutes fair value as

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determined by the Board of Trustees of the Portfolio. Portfolio securities
(other than short-term obligations with remaining maturities of less than sixty days) for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Portfolio's Board of Trustees.

        A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Portfolio's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which the Portfolio could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the security, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.

        Interest income on short-term obligations held by the Portfolio is determined on the basis of interest accrued less amortization of premium.

                    MANAGEMENT OF THE TRUST AND THE PORTFOLIO

        The Trustees and officers of the Trust and the Portfolio and their principal occupations during the past five years are set forth below. Their titles may have varied during that period. Asterisks indicate that those Trustees and officers are "interested persons" (as defined in the 1940 Act) of the Trust or the Portfolio, as applicable. Unless otherwise indicated below, the address of each Trustee and officer is 6 St. James Avenue, Boston, Massachusetts 02116.

                              Trustees of the Trust

STEPHEN D. CASHIN -- Trustee of the Trust; Vice President (Corporate Finance), Equator Bank (since 1993); Vice President (East Africa Representative), Equator Bank (prior to 1993).

GILBERT H. CRAWFORD* -- Trustee of the Trust; Alternate Director, PROFUND (since September, 1995); President, Development Capital Fund (since November, 1992); Executive Director, Seed Capital Development Fund, Ltd. (since September, 1991); Assistant Project Director, Africa Venture Capital Project-Harvey & Company (prior to September, 1991).


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ALICE TEPPER MARLIN -- Trustee of the Trust; Executive Director, Council on
Economic Priorities (since prior to 1990); Trustee, Winston Foundation for World Peace (since 1990); Trustee, Green Seal (since 1990); Trustee; Save the Earth Trust (prior to 1994).

CAROLINE L. WILLIAMS -- Trustee of the Trust; Director, Argyle Television, Inc. (since 1995); Director, Briar Funds Trust, The Stalwart Funds (since 1995); Member of Advisory Board, Burton Design Consultants, Inc. (since 1995); Member of Advisory Board, New School for Social Research (since 1995); Director, The Franklin Group, Inc. (since 1994); Founding Director and Chairman, E&Co. (since
1994); Director and Treasurer, Fund for Private Assistance in International Development (since 1994); Director, TechnoServe, Inc. (1991 to 1992, since
1994); Director, HealthInfusion, Inc. (1992 to 1994); Member of Advisory Board, Glencoe Growth Closely-Held Business Fund, L.P. (since 1994); Member of Advisory Board, Experiment in International Living (1992 to 1994); Director, Morse Shoe, Inc. (1992 to 1993); Managing Director, Donaldson, Lufkin & Jenrette Securities Corporation (prior to 1992); Deputy Administrator, Donaldson, Lufkin & Jenrette Foundation (1991); Member of Alumni Board, University School of Milwaukee (prior to 1991); Director, The Hammond Company (prior to 1990).

                            Trustees of the Portfolio

AMY LEE DOMINI* -- Chair and Trustee of the Portfolio; Officer of Kinder, Lydenberg, Domini & Co., Inc.; Trustee, Loring, Wolcott & Coolidge (since prior to 1990).

PHILIP W. COOLIDGE* -- President and Trustee of the Portfolio and President of the Trust; Chairman, Chief Executive Officer and President, Signature Financial Group, Inc. (since prior to December, 1989) and Signature (since prior to April,
1990).

ALLEN M. MAYES -- 7985 Willow Creek Drive, Beaumont, Texas 77707; Trustee of the Portfolio; Senior Associate General Secretary of the General Board of Pensions of the United Methodist Church (since prior to May, 1990); Member of the Board of Directors of Investor Responsibility Research Center (since prior to January,
1990); Member of Board of Trustees of Wiley College (since prior to November,
1989).

TIMOTHY SMITH -- 475 Riverside Drive, New York, New York 10115; Trustee of the Portfolio; Executive Director of the Interfaith Center on Corporate Responsibility (since prior to 1990).

FREDERICK C. WILLIAMSON -- 5 Roger Williams Green, Providence, Rhode Island 02904; Trustee of the Portfolio; Rhode Island State Historic Preservation Officer (since prior to 1990); Trustee, National Park Trust, (since April,
1992); Trustee, National Parks and Conservation Association (since prior to
1990); Chairman, Governor's Advisory Committee on Home Heating; Corporation Board, Harvard Community Health Plan; President Emeritus, National Conference of State Historic Preservation Officers; Trustee Emeritus, National Trust for Historic Preservation; Treasurer and Past Chairman, R.I. Black Heritage Society.

                                    Officers

        In addition to Mr. Coolidge, the following persons serve as officers of the Trust and the Portfolio:

DAVID G. DANIELSON -- Assistant Treasurer of the Trust and the Portfolio; Assistant Manager, Signature Financial Group, Inc. (since May, 1991); Graduate Student, Northeastern University (from April, 1990 to March, 1991).

JOHN R. ELDER -- Treasurer of the Trust and the Portfolio; Vice President, Signature Financial Group, Inc. (since April, 1995); Treasurer, Phoenix Family of Mutual Funds (prior to April, 1995).

LINDA T. GIBSON -- Assistant Secretary of the Trust and the Portfolio; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. (since June,
1991); Assistant Secretary, Signature (since November, 1992); law student, Boston University School of Law (prior to May, 1992).

JAMES S. LELKO, JR. -- Assistant Treasurer of the Trust and the Portfolio; Assistant Manager, Signature Financial Group, Inc. (since January, 1993); Senior Tax Compliance Accountant, Putnam Companies (since prior to December, 1992).

THOMAS M. LENZ -- Secretary of the Trust and the Portfolio; Vice President and Associate General Counsel, Signature Financial Group, Inc. (since November,
1989); Assistant Secretary, Signature (since February, 1991).

MOLLY S. MUGLER -- Assistant Secretary of the Trust and the Portfolio; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. (since prior to December, 1989); Assistant Secretary, Signature (since prior to April, 1990).

BARBARA M. O'DETTE -- Assistant Treasurer of the Trust and the Portfolio; Assistant Treasurer, Signature Financial Group, Inc. (since prior to December,
1989) and Signature (since prior to April, 1990).

ANDRES E. SALDANA -- Assistant Secretary of the Trust and the Portfolio; Legal Counsel and Assistant Secretary, Signature Financial Group, Inc. (since November, 1992); Assistant Secretary, Signature (since September, 1993); Attorney, Ropes & Gray (September, 1990 to November, 1992).

DANIEL E. SHEA -- Assistant Treasurer of the Trust and Portfolio; Assistant Manager of Fund Administration, Signature Financial Group, Inc. (since November,
1993); Supervisor and Senior Technical Advisor, Putnam Investments (since prior to 1990).

        Messrs. Coolidge, Danielson, Elder, Lelko, Lenz, Saldana and Shea and Mss. Gibson, Mugler and O'Dette also hold similar positions for other investment companies for which Signature or an affiliate serves as the principal underwriter. Each officer of the Trust holds the same position with the Portfolio.

        The Trustees who are not "interested persons" (the "Disinterested Trustees") of the Trust as defined by the 1940 Act are separate from the Disinterested Trustees of the Portfolio. Any conflict of interest between the Trust and the Portfolio will be resolved by the Trustees of the Trust and the Portfolio in accordance with their fiduciary obligations and in accordance with the 1940 Act.

        As of October 6, 1995, the following persons owned of record and beneficially the percentage of outstanding shares of beneficial interest of the Fund indicated next to their names: Development Capital Fund - 52.5%, Sisters of Mercy of the Americas - 25%, Missionary Oblates of Mary Immaculate - 10%, Compton Consulting Group - 5.5%. However, it is expected that each of these initial shareholders will own less than 25% of the Fund's outstanding shares shortly after the commencement of the public offering of the Fund's shares. As of the same date, the officers and Trustees of the Trust and the Portfolio as a group owned less than 1% of the Fund's outstanding shares.

        The Trustees of the Trust receive no compensation for serving as trustees of the Trust. The Trustees of the Portfolio are paid annual fees as follows for serving as trustees of the Portfolio. The Trustees of the Trust and the Portfolio are reimbursed for expenses incurred in connection with service as a trustee. The Trustees may hold various other directorships unrelated to these funds.

Trust Trustees



                                       ESTIMATED AGGREGATE                                                   ESTIMATED TOTAL
                                       COMPENSATION                                                          COMPENSATION FROM THE
                                       FROM THE TRUST         PENSION OR RETIREMENT  ESTIMATED               TRUST AND THE PORTFOLIO
                                       FOR THE FISCAL YEAR    BENEFITS ACCRUED AS    ANNUAL BENEFITS         FOR THE FISCAL YEAR
                                       ENDED JULY 31, 1996    PART OF FUND EXPENSES  UPON RETIREMENT         ENDED JULY 31, 1996

Stephen D. Cashin, Trustee             None                   None                   None                    None

Gilbert H. Crawford, Trustee           None                   None                   None                    None

Alice Tepper Marlin, Trustee           None                   None                   None                    None

Caroline L. Williams, Trustee          None                   None                   None                    None



Portfolio Trustees

                                       AGGREGATE
                                       COMPENSATION          PENSION OR RETIREMENT                         TOTAL COMPENSATION FROM
                                       FROM THE PORTFOLIO    BENEFITS              ESTIMATED ANNUAL      THE TRUST AND THE PORTFOLIO
                                       FOR THE FISCAL YEAR   ACCRUED AS PART       BENEFITS              PAID TO TRUSTEES FOR THE
                                       ENDED JULY 31, 1995   OF FUND EXPENSES      UPON RETIREMENT       FISCAL YEAR ENDED
                                                                                                         JULY 31,1995

Amy L. Domini, Chair and Trustee         None                  None                    None                  None

Philip W. Coolidge, President and Trust  None                  None                    None                  None

Allen M. Mayes, Trustee                  $1,200                None                    None                  $1,200

Timothy Smith, Trustee                   $1,200                None                    None                  $1,200

Frederick C. Williamson, Trustee         $1,200                None                    None                  $1,200


                               Adviser and Manager

         KLD provides advice to the Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement"). The services provided by the Adviser consist of determination of the stocks to be included in the Index and evaluating, in accordance with the Adviser's social criteria, debt securities which may be purchased by the Portfolio. The Adviser furnishes at its own expense all facilities and personnel necessary in connection with providing these services. The Advisory Agreement will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority vote of the Fund and of the other investors in the Portfolio at a meeting called for the purpose of voting on the Advisory Agreement (with the vote of each being in proportion to the amount of their investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Advisory Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Advisory Agreement.

         The Advisory Agreement provides that the Adviser may render services to others and may permit other investment companies in addition to the Portfolio to use the name "DominiSM" or "Domini Social IndexSM" in their names. Pursuant to an agreement with the Portfolio, if KLD ceases to be the investment adviser of the Portfolio, the Portfolio will be required to discontinue the use of such service marks. The Advisory Agreement is terminable without penalty on not more than 60 days' nor less than 30 days' written notice by the Portfolio when authorized either by majority vote of the Fund and of the other investors in the Portfolio (with the vote of each being in proportion to the amount of their investment) or by a vote of a majority of its Board of Trustees, or by the Adviser, and will automatically terminate in the event of its assignment. The Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio, except for wilful misfeasance, bad faith or gross negligence or reckless disregard of its or their obligations and duties under the Advisory Agreement.

         The Fund's Prospectus contains a description of fees payable to the Adviser for services under the Advisory Agreement. For the fiscal years ended July 31, 1992, 1993 and 1994, the Adviser voluntarily waived all of its advisory fees.

         Mellon Equity manages the assets of the Portfolio pursuant to an Investment Management Agreement (the "Management Agreement"). The Manager furnishes at its own expense all services, facilities and personnel necessary in connection with managing the Portfolio's investments and effecting securities transactions for the Portfolio. The Management Agreement will continue in effect if such continuance is specifically approved at least annually by the Portfolio's Board of Trustees or by a majority vote of the Fund and of the other investors in the Portfolio at a meeting called for the purpose of voting on the Management Agreement (with the vote of each being in proportion to the amount of their investment), and, in either case, by a majority of the Portfolio's Trustees who are not parties to the Management Agreement or interested persons of any such party at a meeting called for the purpose of voting on the Management Agreement.

         The Management Agreement provides that the Manager may render services to others. The Management Agreement is terminable without penalty upon not more than 60 days' nor less than 30 days' written notice by the Portfolio when authorized either by majority vote of the Fund and of the other investors in the Portfolio (with the vote of each being in proportion to the amount of their investment) or by a vote of the majority of its Board of Trustees, or by the Manager, and will automatically terminate in the event of its assignment. The Management Agreement provides that neither the Manager nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment or for any act or omission in its services to the Portfolio, except for wilful misfeasance, bad faith or gross negligence or reckless disregard for its or their obligations and duties under the Management Agreement.

         The Fund's Prospectus contains a description of fees payable to the Manager for services under the Management Agreement. Prior to November 21, 1994, State Street Bank and Trust Company (the "Former Manager") served as investment manager to the Portfolio. For the fiscal years ended July 31, 1992 and 1993, the Former Manager voluntarily waived all of its management fees. For the fiscal year ended July 31, 1994, the Portfolio incurred $16,986 in management fees to the Former Manager.
                                  Administrator

         Pursuant to Administrative Services Agreements, Signature provides the Trust and the Portfolio with general office facilities and supervises the overall administration of the Trust and the Portfolio, including, among other responsibilities, the negotiation of contracts and fees with, and the monitoring of performance and billings of, the independent contractors and agents of the Trust or the Portfolio; the preparation and filing of all documents required for compliance by the Trust and the Portfolio with applicable laws and regulations; and arranging for the maintenance of books and records of the Trust and the Portfolio. The Administrator provides persons satisfactory to the Board of Trustees of the Trust or the Portfolio to serve as officers of the Trust or the Portfolio. Such officers, as well as certain other employees and Trustees of the Trust or the Portfolio, may be directors, officers or employees of the Administrator or its affiliates.

         The Fund's Prospectus contains a description of the fees payable to the Administrator by the Trust (on behalf of the Fund) or payable to the Portfolio Administrator by the Portfolio, as the case may be, under the Administrative Services Agreements. For the fiscal years ended July 31, 1992, 1993 and 1994, the Portfolio Administrator voluntarily waived all of its administrative services fees from the Portfolio.

         The Administrative Services Agreement with the Trust provides that Signature may render administrative services to others. The Administrative Services Agreement with the Trust also provides that neither the Administrator nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Trust, except for wilful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Trust's Administrative Services Agreement.

         The Administrative Services Agreement with the Portfolio provides that Signature may render administrative services to others. The Administrative Services Agreement with the Portfolio terminates automatically if it is assigned and may be terminated without penalty by majority vote of the Fund and of the other investors in the Portfolio (with the vote of each being in proportion to the amount of their investment) or by either party on not more than 60 days' nor less than 30 days' written notice. The Administrative Services Agreement with the Portfolio also provides that neither Signature, as the Portfolio's Administrator, nor its personnel shall be liable for any error of judgment or mistake of law or for any act or omission in the administration or management of the Portfolio, except for wilful misfeasance, bad faith or gross negligence in the performance of its or their duties or by reason of reckless disregard of its or their obligations and duties under the Portfolio's Administrative Services Agreement.

         Signature is a wholly-owned subsidiary of Signature Financial Group, Inc.

                                   Distributor

         The Trust has adopted a Distribution Plan which provides that the Trust may pay the Distributor a fee not to exceed 0.25% per annum of the Fund's average daily net assets in anticipation of, or as reimbursement for, expenses incurred in connection with the sale of shares of the Fund, such as payments to broker-dealers who advise shareholders regarding the purchase, sale or retention of shares of the Fund, payments to employees of the Distributor, advertising expenses and the expenses of printing and distributing prospectuses and reports used for sales purposes, expenses of preparing and printing sales literature and other distribution-related expenses. No payments under the Distribution Plan will be made to Service Organizations, although Service Organizations may receive payments under the Administrative Services Plan referred to below.

         The Distribution Plan will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons of the Trust" and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to such Plan ("Qualified Trustees"). The Distributor will provide to the Trustees of the Trust a quarterly written report of amounts expended by it under the Distribution Plan and the purposes for which such expenditures were made. The Distribution Plan further provides that the selection and nomination of the Trust's Qualified Trustees shall be committed to the discretion of the disinterested Trustees of the Trust. The Distribution Plan may be terminated at any time by a vote of a majority of the Trust's Qualified Trustees or by a vote of the shareholders of the Fund. The Distribution Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of shareholders and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees. The Distributor will preserve copies of any plan, agreement or report made pursuant to the Distribution Plan for a period of not less than six (6) years from the date of the Distribution Plan, and for the first two (2) years the Distributor will preserve such copies in an easily accessible place.

         The Trust has entered into a Distribution Agreement with the Distributor. Under the Distribution Agreement, the Distributor acts as the agent of the Trust in connection with the offering of shares of the Fund.

                 Administrative Services Plans; Transfer Agent,
                       Custodian and Service Organizations

         The Trust has adopted an Administrative Services Plan (the "Administrative Plan") which provides that the Trust may obtain the services of an administrator, one or more service organizations, a transfer agent and a custodian, and may enter into agreements providing for the payment of fees for such services. The Administrative Plan will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Trust's Trustees and a majority of the Trust's Trustees who are not "interested persons" of the Trust and who have no direct or indirect financial interest in the operation of the Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). The Administrative Plan requires that the Trust shall provide to the Trust's Board of Trustees and the Trust's Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Administrative Plan. The Administrative Plan may be terminated at any time by a vote of a majority of the Trust's Qualified Trustees or (with respect to the Fund) by a majority vote of the Fund's shareholders. The Administrative Plan may not be amended to increase materially the amount of permitted expenses thereunder (with respect to the Fund) without the approval of a majority of the Fund's shareholders, and may not be materially amended in any case without a vote of the majority of both the Trust's Trustees and the Trust's Qualified Trustees.

         The Trust has entered into a Transfer Agency Agreement with Fundamental Shareholder Services, Inc. ("FSSI") pursuant to which FSSI acts as transfer agent for the Fund. The Trust has entered into a Custodian Agreement with Investors Bank & Trust Company ("IBT") pursuant to which IBT acts as custodian for the Fund. The Portfolio has also entered into a Transfer Agency Agreement with FSSI pursuant to which FSSI acts as transfer agent for the Portfolio. The Portfolio has entered into a Custodian Agreement with IBT pursuant to which IBT acts as custodian for the Portfolio. For additional information, see "Transfer Agent and Custodian" in the Prospectus.

         The Fund may from time to time enter into agreements with various banks, trust companies (other than Mellon Equity), broker-dealers (other than Signature) or other financial organizations to provide administrative services for the Fund, such as maintaining shareholder accounts and records. For the fiscal years ended July 31, 1992, 1993 and 1994, the Fund did not accrue any service organization fees. For additional information, see "Purchases and Redemptions of Shares -- Service Organizations" in the Prospectus.

         The Portfolio has also adopted an Administrative Services Plan (the "Portfolio Administrative Plan") which provides that the Portfolio may obtain the services of an administrator, a transfer agent and a custodian, and may enter into agreements providing for the payment of fees for such services. The Portfolio Administrative Plan will continue in effect indefinitely if such continuance is specifically approved at least annually by a vote of both a majority of the Portfolio's Trustees and a majority of the Portfolio's Trustees who are not "interested persons" of the Portfolio and who have no direct or indirect financial interest in the operation of the Portfolio Administrative Plan or in any agreement related to such Plan ("Qualified Trustees"). The Portfolio Administrative Plan requires that the Portfolio shall provide to the Portfolio's Board of Trustees and the Portfolio's Board of Trustees shall review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Portfolio Administrative Plan. The Portfolio Administrative Plan may be terminated at any time by a vote of a majority of the Portfolio's Qualified Trustees or by a majority vote of the investors in the Portfolio (with the vote of each being in proportion to the amount of their investment). The Portfolio Administrative Plan may not be amended to increase materially the amount of permitted expenses thereunder without the approval of a majority of the investors in the Portfolio (with the vote of each being in proportion to the amount of their investment) and may not be materially amended in any case without a vote of the majority of both the Portfolio's Trustees and the Portfolio's Qualified Trustees.

                              INDEPENDENT AUDITORS

         KPMG Peat Marwick LLP are the independent auditors for the Trust and the Portfolio, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission.

                                    TAXATION

         Each year the Trust intends to qualify the Fund and elect that the Fund be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), by meeting all applicable requirements of Subchapter M, including requirements (applied through the Fund's proportionate interest in the Portfolio) as to the nature of the Fund's gross income, the amount of Fund distributions and the composition and holding period of the Fund's portfolio assets. Because the Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes. If the Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and Fund distributions would generally be taxable as ordinary dividend income to the shareholders.

         Under interpretations of the Internal Revenue Service, (1) the Portfolio will be treated for federal income tax purposes as a partnership and
(2) for purposes of determining whether the Fund satisfies the income and diversification requirements to maintain its status as a regulated investment company, the Fund, as an investor in the Portfolio, will be deemed to own a proportionate share of the Portfolio's assets and will be deemed to be entitled to the Portfolio's income or loss attributable to that share. The Portfolio has advised the Fund that it intends to conduct its operations so as to enable its investors, including the Fund, to satisfy those requirements.

         Shareholders of the Fund will have to pay federal income taxes and any state or local income taxes on the dividends and capital gain distributions they receive from the Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether the distributions are made in cash or in additional shares. A portion of the Fund's ordinary income dividends is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for a particular shareholder is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax and result in certain basis adjustments. Distributions of net capital gains (i.e., the excess of net long-term capital gains over net short-term capital losses), whether made in cash or in additional shares, are taxable to shareholders as long-term capital gains without regard to the length of time the shareholders have held their shares.

         Amounts not distributed on a timely basis in accordance with the calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, the Fund must, and intends to, distribute during each calendar year substantially all of its ordinary income for that year and substantially all of its capital gain in excess of its capital losses for that year, plus any undistributed ordinary income and capital gains from previous years. Any Fund dividend that is declared in October, November, or December of any calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the divided is declared. The Fund will notify shareholders regarding the federal tax status of its distributions after the end of each calendar year.

         Any Fund distribution will have the effect of reducing the per share net asset value of shares in the Fund by the amount of the distribution. Shareholders purchasing shares shortly before the record date of any distribution may thus pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

         In general, any gain or loss realized upon a taxable disposition of shares of the Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as a short-term capital gain or loss. However, any loss realized upon a disposition of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

         The Trust anticipates that the Portfolio will be treated as a partnership for federal income tax purposes. As such, the Portfolio is not subject to federal income taxation. Instead, the Fund must take into account, in computing its federal income tax liability, its share of the Portfolio's income, gains, losses, deductions, credits and tax preference items, without regard to whether it has received any cash distributions from the Portfolio. Withdrawals by the Fund from the Portfolio generally will not result in the Fund recognizing any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent that any cash distributed exceeds the basis of the Fund's interest in the Portfolio prior to the distribution, (2) income or gain will be realized if the withdrawal is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if the distribution is in liquidation of that entire interest and consists solely of cash and/or unrealized receivables. The basis of the Fund's interest in the Portfolio generally equals the amount of cash and the basis of any property that the Fund invests in the Portfolio, increased by the Fund's share of income from the Portfolio and decreased by the Fund's share of losses from the Portfolio and the amount of any cash distributions and the basis of any property distributed from the Portfolio.

         The Portfolio is organized as a New York trust. The Portfolio is not subject to any income or franchise tax in the State of New York or the Commonwealth of Massachusetts. The investment by the Fund in the Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

         Fund shareholders may be subject to state and local taxes on Fund distributions to them. Shareholders are advised to consult with their tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

         Specific decisions to purchase or sell securities for the Portfolio are made by a portfolio manager who is an employee of the Manager and who is appointed and supervised by its senior officers. Changes in the Portfolio's investments are reviewed by its Board of Trustees. The portfolio manager of the Portfolio may serve other clients of the Manager in a similar capacity.

         The Portfolio's primary consideration in placing securities transactions with broker-dealers for execution is to obtain and maintain the availability of execution at the most favorable prices and in the most effective manner possible. The Manager attempts to achieve this result by selecting broker-dealers to execute transactions on behalf of the Portfolio and other clients of the Manager on the basis of their professional capability, the value and quality of their brokerage services, and the level of their brokerage commissions. In the case of securities traded in the over-the-counter market (where no stated commissions are paid but the prices include a dealer's markup or markdown), the Manager normally seeks to deal directly with the primary market makers, unless in its opinion, best execution is available elsewhere. In the case of securities purchased from underwriters, the cost of such securities generally includes a fixed underwriting commission or concession. From time to time, soliciting dealer fees are available to the Manager on the tender of the Portfolio's securities in so-called tender or exchange offers. Such soliciting dealer fees are in effect recaptured for the Portfolio by the Manager. At present no other recapture arrangements are in effect. Consistent with the foregoing primary consideration, the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and such other policies as the Trustees of the Portfolio may determine, the Manager may consider sales of shares of the Fund and of securities of other investors in the Portfolio as a factor in the selection of broker-dealers to execute the Portfolio's securities transactions.

         Under the Management Agreement and as permitted by Section 28(e) of the Securities Exchange Act of 1934, the Manager may cause the Portfolio to pay a broker-dealer acting on an agency basis which provides brokerage and research services to the Manager or the Adviser an amount of commission for effecting a securities transaction for the Portfolio in excess of the amount other broker-dealers would have charged for the transaction if the Manager determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker-dealer viewed in terms of either a particular transaction or the Manager's or the Adviser's overall responsibilities to the Portfolio or to its other clients. Not all of such services are useful or of value in advising the Portfolio.

         The term "brokerage and research services" includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. However, because of the Portfolio's policy of investing in accordance with the Domini Social Index, the Manager and the Adviser currently intend to make only a limited use of such brokerage and research services.

         Although commissions paid on every transaction will, in the judgment of the Manager, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those which another broker might charge may be paid to broker-dealers who were selected to execute transactions on behalf of the Portfolio and the Manager's or the Adviser's other clients, in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement. Certain broker-dealers may be willing to furnish statistical, research and other factual information or services to the Manager or the Adviser for no consideration other than brokerage or underwriting commissions.

         The Manager and the Adviser attempt to evaluate the quality of research provided by brokers. The Manager and the Adviser sometimes use evaluations resulting from this effort as a consideration in the selection of brokers to execute portfolio transactions. However, neither the Manager nor the Adviser is able to quantify the amount of commissions which are paid as a result of such research because a substantial number of transactions are effected through brokers which provide research but which are selected principally because of their execution capabilities.

         The fees that the Portfolio pays to the Manager and the Adviser will not be reduced as a consequence of the Portfolio's receipt of brokerage and research services. To the extent the Portfolio's securities transactions are used to obtain brokerage and research services, the brokerage commissions paid by the

Portfolio will exceed those that might otherwise be paid for such portfolio transactions and research, by an amount which cannot be presently determined. Such services may be useful and of value to the Manager or the Adviser in serving both the Portfolio and other clients and, conversely, such services obtained by the placement of brokerage business of other clients may be useful to the Manager or the Adviser in carrying out its obligations to the Portfolio. While such services are not expected to reduce the expenses of the Manager or the Adviser, the Manager or the Adviser would, through use of the services, avoid the additional expenses which would be incurred if it should attempt to develop comparable information through its own staff. For the fiscal years ended July 31, 1992, 1993 and 1994, the Portfolio paid brokerage commissions of $4,000, $8,000 and $13,000, respectively.

         In certain instances there may be securities which are suitable for the Portfolio as well as for one or more of the Manager's or the Adviser's other clients. Investment decisions for the Portfolio and for the Manager's or the Adviser's other clients are made with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security as far as the Portfolio is concerned. However, it is believed that the ability of the Portfolio to participate in volume transactions will produce better executions for the Portfolio.

              DESCRIPTION OF SHARES, VOTING RIGHTS AND LIABILITIES

         The Trust is a Massachusetts business trust established under an Amended and Restated Declaration of Trust dated as of September 15, 1995. Its authorized capital consists of an unlimited number of shares of beneficial interest of $0.01 par value, issued in separate series, or series. Each share of each series represents an equal proportionate interest in that series with each other share of that series.

         The assets of the Trust received for the issue or sale of the shares of each fund and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such series and constitute the underlying assets of such series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. If a series were unable to meet its obligations, the assets of all other series might be available to creditors for that purpose, in which case the assets of such other series could be used to meet liabilities which are not otherwise properly chargeable to them. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

         Shares of the Trust entitle their holder to one vote per share; however, separate votes are taken by each series on matters affecting an individual series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. The Trust's Declaration of Trust provides that, at any meeting of shareholders of the Trust or of any series, a Shareholder Servicing Agent may vote any shares as to which such Shareholder Servicing Agent is the agent of record and which are not represented in person or by proxy at the meeting, proportionately in accordance with the votes cast by holders of all shares otherwise represented at the meeting in person or by proxy as to which such Shareholder Servicing Agent is the agent of record. Any shares so voted by a Shareholder Servicing Agent will be deemed represented at the meeting for purposes of quorum requirements.

         The Trustees of the Trust have the authority to designate additional series and to designate the relative rights and preferences as between the different series. There is presently one series so designated. All shares issued and outstanding will be fully paid and nonassessable by the Trust, and redeemable as described in this Statement of Additional Information and in the Prospectus.

         The Declaration of Trust provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless, as to liability to Trust or Fund shareholders, it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless with respect to any other matter it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

         Under Massachusetts law, shareholders of a Massachusetts business trust may, under certain circumstances, be held personally liable as partners for its obligations and liabilities. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides for the maintenance, by or on behalf of the Trust and the Fund, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund and its shareholders and the Trust's Trustees, officers, employees and agents covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Fund itself was unable to meet its obligations.


                              FINANCIAL STATEMENTS

         The Statements of Assets and Liabilities of the Fund dated as of September 13, 1995 and the financial statements of the Portfolio dated as of July 31, 1995 included herein have been so included in reliance upon the report of KPMG Peat Marwick LLP, independent auditors, as experts in accounting and auditing.

DSI163D

                           DEVCAP SHARED RETURN FUND
                      STATEMENTS OF ASSETS AND LIABILITIES

                               September 13, 1995

ASSETS:

Cash...............................................................$100,000
Deferred organization expenses....................................   56,062
Total assets......................................................  156,062

LIABILITIES:

Accrued expenses.................................................    56,062
Net assets.........................................................$100,000
Net Asset Value Per Share (10,000 shares
 of beneficial interest outstanding; unlimited
authorized shares of beneficial interest of
$0.01 par value)..................................................   $10.00
                                                                      =====

NOTES:

(1) DEVCAP Shared Return Fund (the "Fund") is a series of DEVCAP Trust (the "Trust"), a Massachusetts business trust organized on June 29, 1995, and has been inactive since that date except for matters relating to its organization and registration as an investment company under the Investment Company Act of 1940, and the sale of shares of the Fund (the "Initial Shares") at $10.00 per share as follows:

                      INVESTOR                            NO. OF SHARES
-------------------------------------------------         -------------
Development Capital Fund                                      5,250
Sisters of Mercy of the Americas                              2,500
Missionary Oblates of Mary Immaculate                         1,000
Compton Consulting Group                                        550
Mr. Gilbert H. Crawford                                         250
Mr. Didier Thys                                                 300
Ms. Alice Quatrochi                                             100
Ms. Mardelle Cesar Feigenbaum                                    50

The Trust will invest all of the Fund's investable assets in the Domini Social Index Portfolio (the "Portfolio"), an investment company registered under the Investment Company Act of 1940. Organization expenses are being deferred and will be amortized on a straight-line basis over a period not to exceed five years beginning with the commencement of operations of the Fund. The amount paid by the Fund on any redemption of the Initial Shares will be reduced by the pro rata portion of any unamortized organization expenses of the Fund and the Portfolio which the number of Initial Shares redeemed bears to the total number of Initial Shares outstanding immediately prior to such redemption, and the amount of such reduction in excess of the unamortized organization expenses of the Fund shall be contributed by the Trust to the Portfolio.

KPMG Peat Marwick LLP
99 High Street           Telephone 617 988 1000        Telefax 617 988 0800
Boston, MA  02110-2371


                          Independent Auditors' Report


The Board of Trustees and Shareholders
DEVCAP Shared Return Fund:

We have audited the accompanying statement of assets and liabiliities of the DEVCAP Shared Return Fund (the "Fund") as of September 13, 1995. This financial statement is the responsibility of the Fund's management. Our responsibility is to express an opinion on this financial statement based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement. Our procedures included confirmation of cash by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statement referred to above presents fairly, in all material respects, the financial position of the DEVCAP Shared Return Fund as of September 13, 1995 in conformity with generally accepted accounting principles.

/s/ KPMG PEAT MARWICK LLP

Boston, Massachusetts
September 13, 1995

[FINANCIALS FOR PORTFOLIO]
DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
JULY 31, 1995
(SHOWING PERCENTAGE OF INVESTMENTS TO NET ASSETS)
--------------------------------------------------------------------------------

ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
COMMON STOCKS -- 97.9%
APPAREL -- 0.9%
     Brown Group Inc............        400   $     9,950
     Hartmarx Corp*.............        600         3,675
     Lands' End Inc.............        800        12,300
     Liz Claiborne, Inc.........      2,000        45,750
     Nike Inc. (Class B)........      1,900       171,713
     Oshkosh B' Gosh, Inc.......        300         5,100
     Phillips-Van Heusen
      Corp......................        600         9,450
     Reebok International
      Ltd.......................      2,200        78,925
     Russell Corp...............      1,000        28,250
     Stride Rite Corp...........      1,200        13,350
     VF Corp....................      1,600        88,400
                                              -----------
                                                  466,863
                                              -----------
COMMERCIAL PRODUCTS & SERVICES -- 1.9%
     Autodesk Inc...............      1,200        54,300
     Cintas Corp................      1,200        45,000
     Deluxe Corp................      2,000        64,250
     Donnelley, R.R. & Sons
      Co........................      3,900       145,762
     Harland (J.H.) Co..........        900        19,912
     HON Industries Inc.........        800        21,800
     Kelly Services (Class A)...        975        26,568
     Miller, (Herman) Inc.......        800        19,200
     Moore Corp., Ltd...........      2,400        52,800
     National Service
      Industries, Inc...........      1,300        38,350
     New England Business
      Service Inc...............        300         6,412
     Pitney Bowes Inc...........      3,800       152,475
     Standard Register Co. .....        700        14,962
     Wallace Computer Services,
      Inc.......................        500        29,188
     Xerox Corp.................      2,700       321,634
                                              -----------
                                                1,012,613
                                              -----------
CONSTRUCTION -- 0.3%
     Centex Corp................        900        25,200
     Fleetwood Enterprises
      Inc.......................      1,300        26,813
     Graco Inc..................        200         5,800
     Kaufman & Broad Home
      Corp......................        800        11,500
     Rouse Co...................      1,200        25,200
     Sherwin-Williams Co. ......      2,200        80,300
     TJ International Inc.......        400         8,350
                                              -----------
                                                  183,163
                                              -----------

ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
CONSUMER PRODUCTS & SERVICES -- 0.2%
     Avery Dennison Corp........      1,400   $    56,175
     C C H Inc..................        700        14,875
     ISCO Inc. .................        200         2,050
     Tennant Co.................        200         5,000
     Zurn Industries Inc........        200         4,375
                                              -----------
                                                   82,475
                                              -----------
ENERGY -- 4.0%
     Amoco Corp.................     12,600       847,350
     Anadarko Petroleum Corp....      1,600        68,000
     Apache Corp................      1,900        52,013
     Atlantic Richfield Co......      4,100       472,525
     Consolidated Natural Gas
      Co. ......................      2,400        90,000
     ENERGEN Corp...............        300         6,600
     Enron Corp.................      6,550       227,612
     Helmerich & Payne Inc......        600        17,250
     Louisiana Land &
      Exploration Co. ..........        900        35,775
     Oryx Energy Co.*...........      2,600        37,375
     Pennzoil Co. ..............      1,300        60,938
     Rowan Companies Inc.*......      1,800        13,050
     Santa Fe Energy Resources
      Inc.*.....................      2,500        23,438
     Sun Company................      3,000        88,125
     Williams Companies Inc.
      (The).....................      2,800       103,600
                                              -----------
                                                2,143,651
                                              -----------
FINANCIAL -- 10.6%
     Ahmanson (H.F.) & Co.......      3,000        67,125
     American Express Co. ......     12,700       488,950
     Banc One Corporation.......     10,223       324,587
     Bank of Boston Corp........      2,850       123,619
     BankAmerica Corp...........      9,600       518,400
     Bankers Trust (N.Y.)
      Corp......................      2,000       129,000
     Barnett Banks Inc..........      2,500       138,750
     Beneficial Corp............      1,400        66,325
     Block (H. & R.), Inc.......      2,800       105,000
     Cincinnati Financial
      Corp......................      1,305        70,470
     CoreStates Financial
      Corp......................      3,700       135,050
     Dime Bancorp Inc.*.........      2,600        27,625
     Edwards (A.G.), Inc........      1,525        37,362
     Federal National Mortgage
      Association...............      6,900       646,013
     Fifth Third Bancorp........      1,700        96,900

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JULY 31, 1995
(SHOWING PERCENTAGE OF INVESTMENTS TO NET ASSETS)
--------------------------------------------------------------------------------

ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
FINANCIAL -- CONTINUED
     First Chicago Corp.........      2,300   $   139,725
     First Fed Financial
      Corp.*....................        200         3,000
     First Fidelity
      Bancorporation............      2,050       129,150
     Golden West Financial
      Corp......................      1,500        70,125
     Great Western Financial
      Corp......................      3,600        76,950
     Household International
      Inc.......................      2,500       131,250
     Mellon Bank Corp...........      3,750       150,469
     Merrill Lynch & Co.,
      Inc.......................      4,550       252,525
     Morgan (J.P.) & Co.,
      Inc.......................      4,700       343,687
     NBD Bancorp Inc............      4,100       139,400
     Norwest Corp...............      8,400       237,300
     PNC Bank Corp..............      5,800       142,825
     Piper Jaffray Inc..........        300         5,063
     ReliaStar Financial
      Corp......................        900        34,312
     Shawmut National Corp......      3,350       103,431
     Student Loan Marketing
      Association...............      1,950       105,056
     SunTrust Banks, Inc........      3,000       181,125
     Transamerica Corp..........      1,750       108,281
     Value Line Inc.............        300         8,925
     Vermont Financial Services
      Corp......................        100         2,750
     Wachovia Corp..............      4,400       167,750
     Wells Fargo & Co...........      1,250       227,969
     Wesco Financial Corp.......        150        19,350
                                              -----------
                                                5,755,594
                                              -----------
FOOD & BEVERAGES -- 10.2%
     Archer-Daniels-Midland
      Co........................     13,425       221,512
     Ben & Jerry's (Class A)*...        100         1,400
     CPC International Inc......      3,800       234,650
     Campbell Soup Co...........      6,450       301,537
     Coca-Cola Company..........     32,400     2,134,350
     Fleming Cos., Inc..........      1,200        31,650
     General Mills, Inc.........      4,150       216,837
     Heinz (H.J.) Company.......      6,200       268,926
     Hershey Foods Corp.........      2,300       132,537
     Kellogg Co.................      5,600       402,501
     PepsiCo, Inc...............     20,200       946,833
     Quaker Oats Co.............      3,500       121,625
     Ralston Purina Group.......      2,550       136,425
     Smucker (J.M.) Co. (Class
      A)........................      1,000        21,875
     Super Valu Inc.............      1,900        58,425
     Sysco Corp.................      4,700       146,288
     TCBY Enterprises, Inc......        500         2,938
     Tootsie Roll Industries,
      Inc.......................        618        22,254
ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
FOOD & BEVERAGES -- CONTINUED
     Wrigley, (Wm.) Jr. Co......      3,000   $   133,500
                                              -----------
                                                5,536,063
                                              -----------
HEALTHCARE -- 8.0%
     Acuson Corp.*..............      1,000        11,500
     Allergan Inc...............      1,700        51,425
     Alza Corp.*................      2,400        61,800
     Angelica Corp..............        300         7,575
     Apogee Enterprises, Inc....        300         5,194
     Becton Dickinson &
      Company...................      1,800       105,975
     Bergen Brunswig Corp.
      (Class A).................        945        20,436
     Biomet Inc.*...............      2,900        44,225
     Community Psychiatric
      Centers*..................      1,000        12,750
     Forest Laboratories,
      Inc.*.....................      1,250        55,468
     Humana Inc.*...............      4,000        77,500
     Johnson & Johnson..........     16,500     1,183,867
     Manor Care Inc.............      1,550        50,181
     Medtronic Inc..............      2,900       237,800
     Merck & Co., Inc...........     31,600     1,631,350
     Mylan Laboratories Inc.....      2,200        66,275
     Schering-Plough Corp.......      9,600       446,400
     St. Jude Medical Inc.......      1,100        60,225
     Stryker Corp...............      1,200        52,500
     Sunrise Medical Inc.*......        600        16,425
     United American
      Healthcare*...............        200         3,550
     US Health Care Inc.........      4,300       135,988
                                              -----------
                                                4,338,409
                                              -----------
HOUSEHOLD GOODS -- 4.8%
     Alberto Culver Co. (Class
      B)........................        700        21,175
     Avon Products, Inc.........      1,700       115,600
     Bassett Furniture
      Industries, Inc...........        300         7,500
     Church & Dwight Co.,
      Inc.......................        400         8,400
     Clorox Co..................      1,400        91,875
     Colgate-Palmolive Co.......      3,700       259,000
     Handleman Co...............        700         7,262
     Harman International
      Industries, Inc. .........        600        23,625
     Hasbro Inc.................      2,150        66,919
     Leggett & Platt Inc........      1,050        48,694
     Mattel, Inc................      5,669       160,149
     Maytag Corp................      2,900        47,488
     Newell Co..................      4,200       106,575

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JULY 31, 1995
(SHOWING PERCENTAGE OF INVESTMENTS TO NET ASSETS)
--------------------------------------------------------------------------------

ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
HOUSEHOLD GOODS -- CONTINUED
     Oneida, Ltd................        200   $     3,000
     Procter & Gamble Co. ......     17,600     1,212,200
     Rubbermaid Inc.............      4,100       121,975
     Shaw Industries............      3,400        57,375
     Snap-On Tools Corp.........      1,000        41,750
     Springs Industries, Inc.
      (Class A).................        600        23,550
     Stanhome, Inc..............        400        12,850
     Stanley Works (The)........      1,200        47,550
     Thomas Industries..........        200         3,525
     Whirlpool Corp.............      1,900       109,725
     Zenith Electronics
      Corp.*....................      1,600        14,000
                                              -----------
                                                2,611,762
                                              -----------
INSURANCE -- 6.0%
     Aetna Life & Casualty
      Co........................      2,900       179,438
     Alexander & Alexander
      Services Inc. ............      1,100        25,300
     Allstate Corp..............          1            20
     American General Corp......      5,200       189,150
     American International
      Group, Inc................     12,100       907,541
     Chubb Corp.................      2,200       184,800
     CIGNA Corp.................      1,900       153,188
     GEICO Corp.................      1,700        94,775
     General Re Corp............      2,100       278,513
     Hartford Steam Boiler......        600        26,700
     Jefferson-Pilot Corp.......      1,300        72,637
     Lincoln National Corp......      2,400        98,700
     Marsh & McLennan Companies,
      Inc.......................      1,900       150,100
     Providian Corp.............      2,500        89,688
     SAFECO Corp................      1,600        93,600
     St. Paul Companies.........      2,100       102,375
     Torchmark Corp.............      1,800        69,300
     Travelers Corp.............      8,209       388,859
     UNUM Corp..................      1,900        91,912
     USF&G Corp.................      2,600        42,900
     USLIFECorp.................        500        20,875
                                              -----------
                                                3,260,371
                                              -----------
MANUFACTURING -- 1.6%
     Applied Materials, Inc.*...      2,300       237,800
     Briggs & Stratton Corp.....        800        26,700
     Cincinnati Milacron Inc....        900        28,125
     Clarcor Inc................        300         6,937
ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
MANUFACTURING -- CONTINUED
     Dionex Corp.*..............        200         9,625
     Fastenal Co................      1,200   $    40,200
     Goulds Pumps, Inc..........        600        13,200
     Hunt Manufacturing Co......        400         5,600
     Illinois Tool Works Inc....      2,850       168,150
     James River Corp. of
      Virginia..................      2,000        66,750
     Lawson Products, Inc. .....        300         8,063
     Millipore Corp.............      1,200        41,400
     Modine Manufacturing Co....        800        25,000
     Nordson Corp...............        500        27,875
     Thermo Electron Corp.......      2,250        96,188
     Watts Industries Inc.
      (Class A).................      1,000        23,250
     Wellman Inc................      1,000        26,875
                                              -----------
                                                  851,738
                                              -----------
MEDIA -- 7.6%
     BET Holdings Inc. (Class
      B)*.......................        400         7,100
     CBS, Inc...................      1,600       124,200
     Capital Cities/ABC, Inc....      3,900       455,325
     Comcast Corp. (Class A)....      5,900       119,475
     Disney (Walt) Company
      (The).....................     13,300       779,716
     Dow Jones & Co. Inc........      2,600        92,300
     Frontier Corp..............      2,300        61,813
     Gannett Co., Inc...........      3,700       202,575
     King World Productions
      Inc.*.....................        900        37,688
     Knight-Ridder Inc..........      1,250        70,312
     Lee Enterprises Inc........        500        18,875
     McGraw-Hill Inc............      1,300        99,937
     Media General Inc. (Class
      A)........................        600        20,400
     Meredith Corp..............        600        17,250
     New York Times Co. (The)
      (Class A).................      2,500        63,750
     Nynex Corp.................     10,800       445,500
     SBC Communications.........     15,500       745,937
     Scholastic Inc.*...........        500        32,875
     Tele-Communications, Inc.
      (Class A)*................     16,400       410,000
     Times Mirror Co. (Class
      A)........................      3,100        89,125
     Turner Broadcasting System
      Inc. (Class A)............      2,200        47,850
     Viacom, Inc.*..............      1,800        91,575
     Washington Post Co. (The)
      (Class B).................        300        81,300
                                              -----------
                                                4,114,878
                                              -----------

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JULY 31, 1995
(SHOWING PERCENTAGE OF INVESTMENTS TO NET ASSETS)
--------------------------------------------------------------------------------

ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
MISCELLANEOUS -- 2.0%
     Alco Standard Corp.........      1,350   $   109,856
     Allwaste, Inc.*............      1,200         6,750
     American Greetings Corp.
      (Class A).................      2,050        62,013
     Avnet, Inc.................      1,000        52,000
     Bemis Co., Inc.............      1,400        39,725
     CPI Corp...................        400         8,700
     Cross, A.T. Co. (Class
      A)........................        500         7,875
     DeVRY INC.*................        400         9,100
     Fedders Corp...............        750         5,063
     Fuller (H.B.) Co...........        500        17,625
     General Signal Corp........      1,250        46,094
     Groundwater Technology,
      Inc.*.....................        200         2,650
     Harcourt General Inc.......      1,900        85,500
     Hillenbrand Industries
      Inc.......................      1,700        50,575
     Ionics Inc.*...............        400        15,250
     Jostens Inc................      1,400        31,850
     KENETECH Corp.*............        900        10,800
     Marriott International
      Inc.......................      3,100       112,375
     National Education
      Corp.*....................        600         3,225
     Omnicom Group, Inc.........      1,000        60,375
     Polaroid Corporation.......      1,150        49,306
     Premier Industrial Corp....      2,350        58,162
     Sealed Air Corp.*..........        500        25,375
     Service Corp.
      International.............      2,350        80,194
     Sonoco Products Co.........      2,205        56,228
     Toro Co. (The).............        300         8,587
     Whitman Corp...............      2,600        50,700
                                              -----------
                                                1,065,953
                                              -----------
RESOURCE DEVELOPMENT -- 3.2%
     Air Products & Chemicals,
      Inc.......................      2,900       162,400
     Aluminum Co. of America....      4,600       261,625
     ARCO Chemical Co...........      2,450       117,600
     Battle Mountain Gold
      Co. ......................      1,800        17,100
     Betz Laboratories, Inc.....        700        31,588
     Cabot Corp.................      1,200        67,650
     Calgon Carbon Corp.........      1,200        14,250
     Consolidated Papers Inc....      1,100        65,313
     Cyprus Amax Minerals Co. ..      2,600        72,475
     Echo Bay Mines Ltd.........      3,000        27,562
     Inland Steel Industries
      Inc.......................      1,200        34,500
     Mead Corp..................      1,400        82,425
     Morton International
      Inc.......................      3,900       117,000
     Nalco Chemical Co..........      1,650        58,781
ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
RESOURCE DEVELOPMENT -- CONTINUED
     Nucor Corp.................      2,300   $   123,625
     Praxair Inc. ..............      3,700       103,600
     Scott Paper Company........      3,800       174,325
     Sigma-Aldrich
      Corporation...............      1,300        65,325
     Westvaco Corp..............      1,800        81,450
     Worthington Industries,
      Inc.......................      2,250        46,969
                                              -----------
                                                1,725,563
                                              -----------
RETAIL -- 11.6%
     Albertson's, Inc...........      6,400       190,400
     American Stores Co.........      3,800       111,625
     Bob Evans Farms, Inc.......      1,200        23,400
     Charming Shoppes Inc. .....      2,000         9,750
     Circuit City Stores Inc....      2,500        92,813
     Claire's Stores Inc. ......        500        10,000
     Dayton-Hudson Corp. .......      1,800       136,125
     Dillard Department
      Stores....................      2,900        89,900
     Dollar General Corp. ......      1,656        55,898
     Egghead Inc.*..............        300         3,938
     Gap, Inc. (The)............      3,800       132,525
     Giant Food Inc. (Class
      A)........................      1,400        42,700
     Gibson Greetings Inc.......        500         7,375
     Great Atlantic & Pacific
      Tea Co., Inc..............      1,200        33,450
     Hannaford Brothers Co......      1,300        34,938
     Hechinger Co. (Class A)....        800         5,300
     Home Depot, Inc. (The).....     12,033       528,030
     Huffy Corp.................        300         3,750
     International Dairy Queen,
      Inc. (Class A)*...........        600        12,600
     K-Mart Corp................     11,400       179,550
     Kroger Company*............      2,800        87,150
     Lillian Vernon Corp........        200         3,700
     Limited, Inc. (The)........      8,950       183,475
     Longs Drug Stores, Inc.....        500        18,312
     Lowe's Companies, Inc......      4,000       147,500
     Luby's Cafeterias, Inc.....        500         9,875
     May Department Stores Co...      6,300       273,263
     McDonald's Corp............     17,800       687,608
     Melville Corp..............      2,650        95,400
     Mercantile Stores Co.,
      Inc.......................      1,000        46,625
     Morrison Restaurants
      Inc.......................        750        17,531
     Nordstrom Inc..............      2,100        84,525
     Penney, J.C. Co., Inc......      5,950       287,831
     Pep Boys - Manny, Moe &
      Jack......................      1,450        40,781
     Petrie Stores Corp. .......      1,200         8,400

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JULY 31, 1995
(SHOWING PERCENTAGE OF INVESTMENTS TO NET ASSETS)
--------------------------------------------------------------------------------

ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
RETAIL -- CONTINUED
     Price/Costco Inc.*.........      4,765   $    85,472
     Ryan's Family Steak Houses,
      Inc.*.....................      1,300         9,100
     Sears Roebuck & Co.........      9,900       322,987
     Skyline Corp...............        200         3,350
     Specs Music Inc.*..........        200           700
     TJX Companies Inc. (The)...      2,000        29,250
     Tandy Corp.................      1,900       112,813
     Toys 'R' Us, Inc.*.........      6,950       194,600
     Wal-Mart Stores, Inc.......     58,800     1,565,550
     Walgreen Co................      3,200       165,600
     Whole Foods Market*........        300         4,575
     Woolworth (F.W.) Co........      3,500        54,688
                                              -----------
                                                6,244,728
                                              -----------
TECHNOLOGIES -- 14.9%
     Advanced Micro Devices,
      Inc.*.....................      2,650        86,456
     Amdahl Corp.*..............      3,000        29,813
     American Power Conversion
      Corp.*....................      2,400        45,000
     Analog Devices, Inc.*......      1,850        67,062
     Apple Computer, Inc........      3,200       144,000
     Automatic Data Processing,
      Inc.......................      3,700       236,800
     Baldor Electric Co.........        400        13,050
     Borland International,
      Inc.*.....................        600         7,500
     Cisco Systems, Inc.*.......      7,000       390,250
     Compaq Computer Corp.*.....      6,700       340,025
     Computer Assoc.
      International Inc.........      4,100       300,837
     Cooper Industries Inc. ....      2,900       108,388
     DSC Communications Corp.*..      3,050       163,937
     Digital Equipment Corp.*...      3,800       145,825
     Grainger, (W.W.) Inc. .....      1,300        76,213
     Hewlett-Packard Co.........     13,100     1,020,163
     Hubbell Inc. (Class B).....        830        48,762
     Intel Corp.................     21,300     1,384,563
     International Business
      Machines Inc..............     15,000     1,633,125
     MCI Communications Corp....     17,200       412,800
     Micron Technology, Inc.....      5,300       331,229
     Novell Inc.*...............      9,300       168,562
     Perkin-Elmer Corp..........      1,100        37,262
     Quarterdeck Corp.*.........        400         5,875
     Raychem Corp...............      1,200        45,600
ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
TECHNOLOGIES -- CONTINUED
     Shared Medical Systems
      Corp......................        600   $    24,975
     Solectron Corp.*...........      1,200        43,650
     Sprint Corp................      8,900       304,825
     Stratus Computer Inc.*.....        700        18,200
     Sun Microsystems Inc.*.....      2,400       115,500
     Tandem Computers Inc.*.....      2,900        38,063
     Tektronix, Inc.............        850        40,906
     Tellabs, Inc.*.............      2,300       102,350
     Thomas & Betts Corp........        500        33,813
     Xilinx Inc.*...............        600        71,925
                                              -----------
                                                8,037,304
                                              -----------
TRANSPORTATION -- 2.5%
     AMR Corp.*.................      2,000       150,000
     Airborne Freight Corp......        400         8,550
     Alaska Air Group, Inc.*....        300         5,775
     CSX Corp...................      2,700       226,463
     Conrail Inc................      2,100       129,675
     Consolidated Freightways,
      Inc.......................      1,100        26,263
     Delta Air Lines, Inc.......      1,300       103,025
     Federal Express Corp.*.....      1,450        97,875
     GATX Corp..................        600        30,225
     Norfolk Southern Corp......      3,400       246,925
     Roadway Services...........      1,100        55,550
     Ryder System, Inc..........      1,950        48,506
     Santa Fe Pacific Corp......      2,656        75,696
     Southwest Airlines Inc.....      3,800       109,250
     UAL Corp.*.................        350        52,281
     Yellow Corp................        600         9,075
                                              -----------
                                                1,375,134
                                              -----------
UTILITIES -- 7.0%
     American Water Works Co.,
      Inc.......................        900        27,563
     Ameritech Corp.............     14,100       682,087
     Atlanta Gas & Light Co. ...        700        24,500
     Bell Atlantic Corp.........     11,200       641,200
     BellSouth Corp.............     12,700       860,425
     Brooklyn Union Gas Company
      (The).....................      1,250        30,469
     California Energy Co.,
      Inc.*.....................      1,200        22,950
     Citizens Utilities Co.
      (Class A)*................      5,695        64,074
     Connecticut Energy Corp....        200         3,900
     Eastern Enterprises........        500        15,125

DOMINI SOCIAL INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS -- CONTINUED
JULY 31, 1995
(SHOWING PERCENTAGE OF INVESTMENTS TO NET ASSETS)
--------------------------------------------------------------------------------

ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
UTILITIES -- CONTINUED
     El Paso Natural Gas Co.....      1,000   $    25,375
     Equitable Resources Inc....        800        22,200
     Idaho Power Co.............      1,000        24,250
     LG & E Energy Corp.........        900        34,762
     MCN Corp. .................      1,700        32,300
     NICOR Inc. ................      1,200        30,450
     Noram Energy Corp..........      3,400        23,375
     Northwestern Public Service
      Co. ......................        200         5,200
     Oklahoma Gas & Electric
      Co........................      1,000        34,000
     ONEOK Inc..................        700        16,275
     Pacific Enterprises........      2,200        53,075
     Pacific Telesis Group......     10,800       305,100
     Peoples Energy Corp........        900        23,625
     Potomac Electric Power
      Co........................      2,800        58,100
     Public Service Co. of
      Colorado..................      1,600        50,600
     Southern New England
      Telecom...................       1550        53,087
     Telephone & Data Systems...      1,500        58,125
     US West Inc................     11,900       510,213
     Washington Gas Light Co....      1,200        21,900
                                              -----------
                                                3,754,305
                                              -----------
VEHICLE COMPONENTS -- 0.6%
     Cooper Tire & Rubber Co....      2,150        55,363
     Cummins Engine Co., Inc....      1,150        48,300
     Dana Corp..................      2,600        76,700
     Federal-Mogul Corp. .......        800        17,100
     Genuine Parts..............      3,200       120,800
     SPX Corp...................        200         2,875
ISSUER                              SHARES       VALUE
--------------------------------  ----------  -----------
VEHICLE COMPONENTS -- CONTINUED
     Smith, A.O.................        400   $    10,900
     Spartan Motors Inc.*.......        300         3,038
     Worldway Corp.*............        200         2,175
                                              -----------
                                                  337,251
                                              -----------
        Total Common Stocks (Cost
         $43,200,668).......................   52,897,818
                                              -----------
PREFERRED STOCK -- 0.6%
FEDERAL SPONSORED CREDIT -- 0.6%
     Federal Home Loan Mortgage
      Corp......................      4,600       301,300
                                              -----------
        Total Preferred Stock (Cost
         239,422)...........................      301,300
                                              -----------
    TOTAL INVESTMENTS -- 98.5%
     (COST, $43,440,090)(A).................   53,199,118
    OTHER ASSETS, LESS LIABILITIES --
     1.5%...................................      803,670
                                              -----------
    NET ASSETS -- 100.0%....................  $54,002,788
                                              -----------
                                              -----------

------------
 *Non-income producing security.

(a)The aggregate cost for federal income tax purposes is $43,453,725, the aggregate gross unrealized appreciation is $10,474,465, and the aggregate gross unrealized depreciation is $729,072, resulting in net unrealized appreciation of $9,745,393.

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 1995
--------------------------------------------------------------------------------

ASSETS:
    Investments at value (Cost $43,440,090) (Note 1)..........................  $53,199,118
    Cash......................................................................      813,520
    Dividends receivable......................................................       99,082
    Deferred organization expenses (Note 1)...................................        8,657
                                                                                -----------
        Total Assets..........................................................   54,120,377
                                                                                -----------
LIABILITIES:
    Expenses payable (Note 2).................................................       21,045
    Payable for securities purchased..........................................       96,544
                                                                                -----------
        Total Liabilities.....................................................      117,589
                                                                                -----------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS......................  $54,002,788
                                                                                -----------
                                                                                -----------
NET ASSETS CONSIST OF:
    Paid-in capital...........................................................  $54,002,788
                                                                                -----------
                                                                                -----------

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENT OF OPERATIONS
YEAR ENDED JULY 31, 1995
--------------------------------------------------------------------------------

INVESTMENT INCOME:
    Dividends..................................................................  $  902,936
EXPENSES (NOTES 1 AND 2):
    Investment management fee......................................  $   39,589
    Investment advisory fee........................................      19,795
    Administration fee.............................................      19,795
    Expense reimbursement fee......................................     118,532
    Amortization of organization expenses..........................      10,359
                                                                     ----------
        Total Expenses.............................................     208,070
    Less: Waiver of expenses.......................................     (39,590)
                                                                     ----------
        Net Expenses...........................................................     168,480
                                                                                 ----------
NET INVESTMENT INCOME..........................................................     734,456
NET REALIZED GAIN ON INVESTMENTS (NOTE 3):
    Proceeds from sales............................................   2,483,407
    Cost of securities sold........................................   2,077,980
                                                                     ----------
        Net realized gain on investments.......................................     405,427
NET UNREALIZED APPRECIATION OF INVESTMENTS:
    Beginning of year..............................................   1,029,594
    End of year....................................................   9,759,028
                                                                     ----------
        Net change in unrealized appreciation..................................   8,729,434
                                                                                 ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...........................  $9,869,317
                                                                                 ----------
                                                                                 ----------

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                    YEAR ENDED      YEAR ENDED
                                                                                   JULY 31,1995   JULY 31, 1994
                                                                                  --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
    Net investment income.......................................................  $      734,456  $      545,816
    Net realized gain on investments............................................         405,427         207,560
    Net change in unrealized appreciation.......................................       8,729,434        (216,317)
                                                                                  --------------  --------------
        Net Increase in Net Assets Resulting from Operations....................       9,869,317         537,059
                                                                                  --------------  --------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions...................................................................      14,888,452      14,967,462
    Reductions..................................................................      (2,076,641)     (1,377,702)
                                                                                  --------------  --------------
        Net increase in Net Assets from Transactions in Investors'
         Beneficial Interests...................................................      12,811,811      13,589,760
                                                                                  --------------  --------------
            Total Increase in Net Assets........................................      22,681,128      14,126,819
NET ASSETS:
    Beginning of year...........................................................      31,321,660      17,194,841
                                                                                  --------------  --------------
    End of year.................................................................  $   54,002,788  $   31,321,660
                                                                                  --------------  --------------
                                                                                  --------------  --------------

-------------------------------------------------------------------------------------------

                                                                                      FOR THE PERIOD
                                                                                        AUGUST 10,
                                                  YEAR ENDED                              1990***
                          ----------------------------------------------------------    TO JULY 31,
                          JULY 31, 1995  JULY 31, 1994  JULY 31, 1993  JULY 31, 1992       1991
                          -------------  -------------  -------------  -------------  ---------------
FINANCIAL HIGHLIGHTS:
    Net investment
     income to average
     net assets*........      1.85%          2.13%          1.88%          1.99%          1.85%**
    Expenses to average
     net assets*........      0.43%          0.29%          0.29%          0.29%          0.29%**
    Portfolio turnover
     rate...............       6%             8%             4%             3%              --

--------------------------------------------------------------------------------
  *Reflects a voluntary waiver of fees by the Administrator and Adviser. Due to the limitations set forth in the Expense Reimbursement Agreement, had the Administrator and Adviser not waived their fees, the ratios of net investment income and expenses to average net assets as stated would not have changed for the periods ended July 31, 1993, 1992 and 1991. For the years ended July 31, 1995 and 1994, the ratios of net investment income and expenses to average net assets would have been 1.75% and 0.53% and 2.00% and 0.42%, respectively. (See Note 2.)
 **Annualized.
***Commencement of operations.

                       See Notes to Financial Statements

DOMINI SOCIAL INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JULY 31, 1995
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES. Domini Social Index Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 (the "Act") as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York on June 7, 1989. The Portfolio intends to correlate its investment portfolio as closely as is practicable with the Domini Social Index (the "Index"), which is a common stock index developed and maintained by Kinder, Lydenberg, Domini & Co., Inc. ("KLD"), the Portfolio's Adviser. The Declaration of Trust permits the Trustees to issue an unlimited number of beneficial interests in the Portfolio. The Portfolio commenced operations upon effectiveness on August 10, 1990 and began investment operations on June 3, 1991. The following is a summary of the significant accounting policies of the Portfolio:

    A. VALUATION OF INVESTMENTS. The Portfolio values securities at the last reported sale price, or at the last reported bid price if no sales are reported.

    B.  DIVIDEND INCOME.  Dividend income is recorded on the ex-dividend date.

    C. FEDERAL TAXES. The Portfolio's policy is to comply with the applicable provisions of the Internal Revenue Code. Accordingly, no provision for Federal taxes is necessary.

    D. DEFERRED ORGANIZATION EXPENSE. Expenses incurred by the Portfolio in connection with its organization are being amortized by the Portfolio on a straight-line basis over a five-year period.

    E.  OTHER.   Investment transactions  are accounted for  on the trade  date.
Gains and losses are determined on the basis of identified cost.

2.  TRANSACTIONS WITH AFFILIATES.

    A. INVESTMENT ADVISORY FEES. The Portfolio has retained KLD as the Investment Adviser of the Portfolio. The services provided by KLD consist of the determination of the stocks to be included in the Index and evaluating, in accordance with KLD's criteria, debt securities which may be purchased by the Portfolio. For its services under the Investment Advisory Agreement, KLD receives from the Portfolio a fee accrued daily at an annual rate equal to 0.05% of the Portfolio's average daily net assets. For the year ended July 31, 1995, KLD voluntarily waived all of its fees.

    B. INVESTMENT MANAGEMENT FEES. For the period August 1, 1994 through November 20, 1994, the Portfolio retained State Street Bank and Trust Company ("State Street") as the Investment Manager of the Portfolio. State Street did not determine the composition of the Index. For its services under the prior Management Agreement, State Street received from the Portfolio a fee accrued daily at an annual rate equal to 0.10% of the Portfolio's average daily net assets. For the period August 1, 1994 through November 20, 1994, the Portfolio accrued and paid investment management fees of $10,180 to State Street.

    On October 5, 1994, the Board of Trustees of the Portfolio voted to terminate the investment management agreement between the Portfolio and State Street. Termination was effective as of November 21, 1994, at which time Mellon Equity Associates ("MEA") assumed responsibility for the management of the Portfolio's assets. MEA does not determine the composition of the Index. Under the new Management Agreement, the Portfolio pays MEA an investment management fee equal on an annual basis to the following percentages of the Portfolio's average daily net assets for its then-current fiscal year: 0.10% of assets up to $50 million; 0.30% of assets between $50 million and $100 million; 0.20% of assets between $100 million and $500 million; and 0.15% of assets over $500 million. For the period November 21, 1994 through July 31, 1995, the Portfolio accrued and paid investment management fees of $29,409 to MEA.

    C. ADMINISTRATION FEES. The Portfolio has retained Signature Broker-Dealer Services, Inc. ("Signature") to serve as Administrator of the Portfolio. Certain officers of Signature serve as officers and trustee to the Portfolio. Under the Administrative Services Agreement, Signature provides management and administrative services necessary for the operations of the Portfolio, furnishes office space and facilities required for conducting the business of the Portfolio and pays the compensation of the Portfolio's officers and Trustee affiliated with Signature. For these services, Signature receives from the Portfolio a fee accrued daily at an annual rate equal to 0.05% of the Portfolio's average daily net assets. For the year ended July 31, 1995, Signature voluntarily waived all of its fees.

    D. REIMBURSEMENT OF EXPENSES. The Administrator has agreed to pay certain expenses of the Domini Social Equity Fund (the "Fund"), formerly the Domini Social Index Trust, and the Portfolio subject to reimbursement. To accomplish such reimbursement, the Administrator may either receive an expense reimbursement fee from the Fund and the

DOMINI SOCIAL INDEX PORTFOLIO
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)
JULY 31, 1995
--------------------------------------------------------------------------------
Portfolio or may reimburse the Fund and the Portfolio directly for expenses incurred such that after such reimbursement the aggregate expenses of the Fund and the Portfolio will not exceed 0.98% of the average daily net assets of the Fund. For the period August 1, 1994 through December 31, 1994, the aggregate expenses of the Fund and the Portfolio were limited to 0.75% of the average daily net assets of the Fund. The expense reimbursement fee agreement will terminate on the earlier of April 30, 2000, or the date on which the cumulative reimbursement fee equals the cumulative payments of such reimbursable expenses made by the Administrator. For the year ended July 31, 1995, the Administrator incurred approximately $90,542 in expenses on behalf of the Portfolio.

3. INVESTMENT TRANSACTIONS. Purchase and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $15,541,954 and $2,483,407, respectively.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
The Trustees and Shareholders
  Domini Social Index Portfolio:

    We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Domini Social Index Portfolio as of July 31, 1995, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from August 10, 1990
(commencement of operations) to July 31, 1991. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1995 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Domini Social Index Portfolio as of July 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended and financial highlights for each of the years in the four-year period then ended and for the period from August 10, 1990 to July 31, 1991, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Boston, Massachusetts
August 25, 1995